Goodwill and Intangible Assets (Changes in the Carrying Amount of Goodwill, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31	$ 1,733,722	$ 1,352,281
Goodwill acquired during the year	82,599	402,575
Earn-out and milestone payments	(36)	1,122
Purchase adjustments	(70,034)	615
Effect of foreign currency translation	13,647	(22,871)
Balance at December 31	$ 1,759,898	$ 1,733,722